Annual Total Returns - Fidelity International Small Cap Fund [BarChart] - 10.31 Fidelity International Small Cap Fund Retail PRO-06 - Fidelity International Small Cap Fund - Fidelity International Small Cap Fund
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	25.40%
Annual Return 2011	(15.53%)
Annual Return 2012	18.89%
Annual Return 2013	35.11%
Annual Return 2014	(5.40%)
Annual Return 2015	6.37%
Annual Return 2016	8.18%
Annual Return 2017	32.90%
Annual Return 2018	(16.04%)
Annual Return 2019	21.43%